Shareholder Report, Average Annual Return (Details) 195163_First American Multi-Manager International Equity Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	60 Months Ended	93 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	18.07%	9.22%	5.84%
MSCI AC WORLD INDEX ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index
Average Annual Return, Percent	16.45%	10.26%	6.31%